Operating Lease (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of operating lease related assets and liabilities [Abstract]
Rights of use lease assets	$ 156,656	$ 242,665
Operating lease liabilities	$ 150,139	$ 244,861